UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21186

Williams Capital Management Trust

(Exact name of registrant as specified in charter)

650 Fifth Avenue, 11th Floor

                                   New York, NY 10019

(Address of principal executive offices) (Zip code)

Christopher J. Williams

Williams Capital Management, LLC

650 Fifth Avenue, 11th Floor

                           New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 461-6500

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Item 1. Reports to Shareholders.

WILLIAMS CAPITAL
GOVERNMENT MONEY MARKET FUND

A series of the Williams Capital Management Trust

April 30, 2014

SEMI-ANNUAL REPORT

INSTITUTIONAL SHARES

Investment Adviser: Williams Capital Management, LLC

A description of the policies and procedures that the Williams Capital Government Money Market Fund (the “Fund”) uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-WCM-FUND or on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain an additional prospectus, please call
1-866-WCM-FUND. Please read the prospectus carefully before investing.

The Fund is distributed by ALPS Distributors, Inc. Separately managed accounts and related investment advisory services are provided by Williams Capital Management, LLC, a federally registered investment adviser. ALPS Distributors, Inc. is not affiliated with Williams Capital Management, LLC.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
PRESIDENT’S LETTER

Dear Shareholder,

The Williams Capital Government Money Market Fund’s Semi-Annual Fiscal Year Report for the Fund’s six month period, November 1, 2013 through April 30, 2014, is contained in the following pages.

The Fiscal Year began in the aftermath of a temporary partial U.S. Government shutdown and a tense political stand-off regarding the possible “technical default” by the U.S. Treasury. Although the economic recovery was not considered robust, Federal Reserve (Fed) officials signaled in mid-November that a “tapering” of the current asset purchase program (QE4) was likely.

In December, the Federal Open Market Committee (FOMC) did, in fact, announce a reduction in the asset purchase program of $10B per month to begin in January, 2014. Concurrent with the purchase reduction, the FOMC communicated to market participants that accommodative monetary policy – targeting a Fed Funds rate of 0 – .25% is likely to continue for an “extended period”. As the calendar year began, the economic data continued to indicate gradual improvement in the labor market, with the national unemployment rate declining to 6.6%, although a simultaneous decline to 63% in the labor participation rate suggested that the improvement was less than robust.

In February at the semi-annual Congressional testimony, Fed Chair Janet Yellen stated that the Fed will likely “stay on course” to continue the tapering of the asset purchase program. She continued that the severe winter weather experienced in much of the nation, which appeared to be contributing to the “recent spate of soft economic data” was likely temporary. Market participants were confronted with a new and unexpected issue in March with the Russian annexation of the Crimean Peninsula of Ukraine. As the crisis unfolded, demand for short-term U.S. Treasury securities brought yields lower on a flight to quality.

The challenges facing the Fund remain very significant. The gradual improvement in U.S. economic performance has lowered the federal deficit, further reducing supply of U.S. Treasury securities, and the diminished supply of Federal Home Loan Mortgage Corp. (FHLMC) and Federal National Mortgage Association (FNMA) discount note borrowings has contributed to a further decline in available yield. Although the Federal Reserve Reverse Repurchase (RRP) Facility has begun to establish a “floor” on overnight interest rates, the current market environment has created a very compressed yield curve.

2

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
PRESIDENT’S LETTER (CONTINUED)

We believe that the FOMC will maintain significant monetary accommodation – meaning a likely Fed Funds target of 0 – .25% through the first half of 2015, and that the Asset Purchase Program (QE4) will end in October of 2014.

Going forward, Williams Capital Management will endeavor to navigate this challenging environment with a continued commitment to principle preservation and liquidity that our shareholders demand and expect from us.

Thank you for your investment. We appreciate the opportunity to serve you.

Regards,

Christopher J. Williams
President

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This must be accompanied or preceded by a prospectus.

3

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
SECTOR/INDUSTRY ALLOCATION
APRIL 30, 2014 (UNAUDITED)

The following table represents the sector/industry allocation of the Fund as of April 30, 2014. Percentages are based on net assets.

Security Allocation	Percentage of Net Assets
Repurchase Agreements	29.0%
Federal Home Loan Bank	25.7%
Federal National Mortgage Association	14.3%
Federal Home Loan Mortgage Corp.	13.6%
Federal Farm Credit Bank	8.7%
U.S. Government Treasury Obligations	4.4%
Other Short-Term Investments	4.3%
Total	100.0%

4

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
DISCLOSURE OF FUND EXPENSES
APRIL 30, 2014 (UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 through April 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period* 11/1/13-4/30/14	Expense Ratio During Period** 11/1/13-4/30/14
Actual	$1,000.00	$1,000.00	$0.35	0.07%
Hypothetical	$1,000.00	$1,024.45	$0.35	0.07%

*	Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.
5

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (62.3%):
	Federal Farm Credit Bank (7.2%):
$15,180,000	0.082%, 5/01/14†	$15,180,000
6,040,000	0.32%, 5/16/14	6,040,496
8,400,000	0.25%, 5/21/14†	8,400,828
5,000,000	0.16%, 6/11/14	5,000,159
3,515,000	0.17%, 8/08/14	3,515,742
3,155,000	0.20%, 8/28/14	3,155,901
1,524,000	2.80%, 11/05/14	1,544,574
6,000,000	0.60%, 11/10/14	6,013,553
		48,851,253
	Federal Farm Credit Bank, Discount Note (1.5%):
10,000,000	0.09%, 9/08/14††	9,996,750

	Federal Home Loan Bank (13.1%):
18,000,000	0.092%, 5/15/14†	18,000,001
1,895,000	0.11%, 5/19/14	1,894,980
5,000,000	0.12%, 5/27/14	5,000,144
11,060,000	0.12%, 5/28/14	11,060,060
1,785,000	5.25%, 6/18/14	1,797,032
5,000,000	0.10%, 7/30/14	4,999,813
30,200,000	0.067%, 8/15/14†	30,197,996
10,000,000	0.082%, 8/22/14†	9,999,317
2,500,000	0.21%, 9/12/14	2,500,437
2,105,000	3.25%, 9/12/14	2,128,824
1,150,000	0.125%, 10/21/14	1,149,771
		88,728,375
	Federal Home Loan Bank, Discount Notes (12.6%):
13,000,000	0.043%, 5/16/14††	12,999,767
20,000,000	0.05%, 7/09/14††	19,998,083
10,000,000	0.05%, 7/16/14††	9,998,944
10,000,000	0.055%, 7/23/14††	9,998,732
12,000,000	0.055%, 7/25/14††	11,998,442
8,351,000	0.09%, 8/29/14††	8,348,495
12,000,000	0.08%, 10/03/14††	11,995,867
		85,338,330
	Federal Home Loan Mortgage Corp. (7.8%):
10,000,000	5.00%, 7/15/14	10,100,509
27,055,000	0.375%, 8/28/14	27,078,226
15,625,000	0.50%, 9/19/14	15,647,903
		52,826,638

See Notes to Financial Statements.

6

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount		Value
	Federal Home Loan Mortgage Corp., Discount Notes (5.8%):
$10,000,000	0.075%, 5/05/14††	$9,999,917
4,000,000	0.08%, 7/11/14††	3,999,369
10,000,000	0.095%, 8/18/14††	9,997,124
15,055,000	0.092%, 9/08/14††	15,050,035
		39,046,445
	Federal National Mortgage Association (10.4%):
15,000,000	0.132%, 6/20/14†	15,000,815
23,515,000	0.36%, 6/23/14†	23,524,211
7,000,000	1.125%, 6/27/14	7,011,388
10,000,000	0.131%, 9/11/14†	10,001,999
14,853,000	0.625%, 10/30/14	14,888,463
		70,426,876
	Federal National Mortgage Association, Discount Notes (3.9%):
10,000,000	0.06%, 5/21/14††	9,999,667
6,750,000	0.053%, 5/28/14††	6,749,732
10,000,000	0.10%, 8/13/14††	9,997,111
		26,746,510
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $421,961,177)		421,961,177
U.S. GOVERNMENT TREASURY OBLIGATIONS (4.4%):
	U.S. Treasury Notes (4.4%):
15,000,000	0.25%, 5/31/14	15,001,871
7,000,000	2.625%, 6/30/14	7,028,989
7,375,000	2.625%, 7/31/14	7,421,298
TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS
(Cost $29,452,158)		29,452,158
REPURCHASE AGREEMENTS (29.0%):
85,000,000	Barclays Capital, Inc. Tri-Party Repurchase Agreement, 0.04%, dated 4/30/14, due 5/01/14 in the amount of $85,000,094, collateralized by U.S. Government Treasury Security (U.S. Treasury Note, 1.75%, 5/15/23) with a value including accrued interest of $86,700,025	85,000,000
55,000,000	HSBC Securities (USA), Inc. Tri-Party Repurchase Agreement, 0.04%, dated 4/30/14, due 5/01/14 in the amount of $55,000,061, collateralized by U.S. Government Treasury Security (U.S. Treasury Note, 0.375%, 4/30/16) with a value including accrued interest of $56,100,233	55,000,000

See Notes to Financial Statements.

7

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED) (CONTINUED)

Principal Amount			Value
$56,599,000	Merrill Lynch, Pierce, Fenner & Smith, Inc. Tri-Party Repurchase Agreement, 0.04%, dated 4/30/14, due 5/01/14 in the amount of $56,599,063, collateralized by U.S. Government Treasury Securities (U.S. Treasury Inflation Indexed Bonds, 1.375%,1.25%, 1/15/20,7/15/20, respectively) with a value including accrued interest of $57,730,990		$56,599,000
TOTAL REPURCHASE AGREEMENTS
(Cost $196,599,000)			196,599,000
OTHER SHORT-TERM INVESTMENTS (4.3%):
29,000,000	JPMorgan U.S. Government Money Market Fund — Institutional Class, 0.01%		29,000,000
771	Northern Institutional Funds — U.S. Government Portfolio, 0.01%		771
TOTAL OTHER SHORT-TERM INVESTMENTS
(Cost $29,000,771)			29,000,771
TOTAL INVESTMENTS
(Cost $677,013,106)(a)		100.0%	677,013,106
Other assets in excess of liabilities		0.0%	296,454
NET ASSETS		100.0%	$677,309,560

Percentages indicated are based on net assets of $677,309,560.

†	Variable rate security. The rate presented is the rate in effect at April 30, 2014.
††	The rate presented is the effective yield at purchase.
(a)	Cost and value for federal income tax and financial reporting purposes are the same.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

8

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED) (CONTINUED)

The following is a summary of the inputs used as of April 30, 2014 in the valuing of the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency Obligations	$-	$421,961,177	$-	$421,961,177
U.S. Government Treasury Obligations	-	29,452,158	-	29,452,158
Repurchase Agreements	-	196,599,000	-	196,599,000
Other Short-Term Investments	29,000,771	-	-	29,000,771
Total	$29,000,771	$648,012,335	$-	$677,013,106

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At April 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on October 31, 2013.

See Notes to Financial Statements.

9

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2014 (UNAUDITED)

ASSETS:
Investments, at amortized cost*	$480,414,106
Repurchase agreements, at amortized cost*	196,599,000
Interest receivable	450,639
Prepaid expenses and other assets	75,096
Total Assets	677,538,841

LIABILITIES:
Dividends payable	2,286
Accrued expenses and other payables:
Investment advisory fees	66,804
Custody fees	57,218
Fund accounting and administration fees	24,849
Audit fee	12,468
Trustees' fees and expenses	8,852
Transfer agency fees	6,345
Other fees	50,459
Total Liabilities	229,281
NET ASSETS	$677,309,560

NET ASSETS consist of:
Paid-in Capital	$677,321,587
Accumulated undistributed net investment income	46
Accumulated net realized losses on investment transactions	(12,073)
Net Assets	$677,309,560

Net asset value, offering price and redemption price per share
($677,309,560/677,321,587 shares outstanding; unlimited shares
authorized no par value)	$1.00

* Amortized cost approximates fair value.

See Notes to Financial Statements.

10

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED)

INVESTMENT INCOME:
Interest	$274,494
EXPENSES:
Investment advisory fees	411,269
Fund accounting and administration fees	51,414
Custody fees	65,240
Legal fees	49,589
Trustees' fees and expenses	17,852
Transfer agency fees	14,281
Audit fee	15,868
Insurance	19,119
Registration fees	1,240
Printing fees	10,822
Other fees	24,278
Total Expenses Before Fee Reductions	680,972
Expenses voluntarily waived by Investment Adviser	(424,061)
Expenses voluntarily waived by Custodian and Fund Administrator	(2,961)
Net Expenses	253,950

NET INVESTMENT INCOME	20,544

NET REALIZED GAIN ON INVESTMENTS:
Realized gain on investments	2,397

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$22,941

See Notes to Financial Statements.

11

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2014	Year Ended October 31, 2013
	(Unaudited)
FROM INVESTMENT ACTIVITY:
OPERATIONS:
Net investment income	$20,544	$117,176
Net realized gain (loss) on investments	2,397	(195)
Net increase in net assets resulting from
operations	22,941	116,981

DIVIDENDS TO SHAREHOLDERS:
From net investment income	(20,544)	(117,176)
Change in net assets from dividends
to shareholders	(20,544)	(117,176)

CAPITAL TRANSACTIONS(a):
Net proceeds from sale of shares	50,000,000	387,505,000
Net proceeds from dividends reinvested	6,813	43,920
Cost of shares reacquired	(173,832,356)	(375,666,396)
Net increase (decrease) in net assets from
Fund share transactions	(123,825,543)	11,882,524
Net increase (decrease) in net assets	(123,823,146)	11,882,329

NET ASSETS:
Beginning of period	801,132,706	789,250,377
End of period	$677,309,560	$801,132,706
Accumulated undistributed net
investment income	$46	$46

(a)	Since the Fund has sold, redeemed and issued as reinvestment of dividends shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, redemptions and reinvestments is the same as the value shown for such transactions.

See Notes to Financial Statements.

12

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Six Months Ended April 30, 2014		Year Ended October 31,
			2013		2012		2011		2010		2009
	(Unaudited)

Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

INVESTMENT ACTIVITIES:
Net investment income	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.004
Net realized gain (loss) on investments	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	(0.002)
Total from Investment Activities	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.002

CAPITAL CONTRIBUTION	–		–		–		–		–		0.002

DISTRIBUTIONS:
From net investment income	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.004)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total Return	0.00%	(b)	0.02%		0.01%		0.02%		0.04%		0.36%	(d)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$677,310		$801,133		$789,250		$780,285		$1,126,908		$1,213,722
Ratio of net expenses to average net assets	0.07%	(c)	0.10%		0.14%		0.15%		0.17%		0.19%
Ratio of net investment income to average
net assets	0.01%	(c)	0.01%		0.01%		0.02%		0.04%		0.29%
Ratio of total expenses to average net assets	0.20%	(c)*	0.20%	*	0.19%	*	0.18%	*	0.18%	*	0.21%	*

*	During the period, certain fees were contractually/voluntarily waived. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Amount represents less than $0.001 per share.
(b)	Not annualized.
(c)	Annualized.
(d)	Includes the effect of a capital contribution (See Note 5).

See Notes to Financial Statements.

13

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2014 (UNAUDITED)

1. Organization

The Williams Capital Management Trust (the “Trust”) was organized as a Delaware statutory trust on August 1, 2002. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (“1940 Act”) as an open-end management investment company. The Williams Capital Government Money Market Fund (the “Fund”), a series of the Trust, is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity. It is the Fund’s policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, security valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00. The Fund commenced operations on January 15, 2003. The Fund offers two classes of shares: Institutional Shares and Service Shares. The Service Shares have not yet commenced operations. Each class of shares in the Fund has identical rights and privileges except with respect to voting rights on matters affecting only that class of shares and the exchange privilege of each class of shares.

2. Significant Accounting Policies

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by non-governmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation:

Securities of the Fund are valued in accordance with Rule 2a-7 under the 1940 Act, at amortized cost, which approximates current fair value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by

14

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2014 (UNAUDITED) (CONTINUED)

the Fund is performed pursuant to procedures established by the Board of Trustees of the Trust (the “Board” and the members thereof, the “Trustees”). Shares of open-end investment companies are valued at their net asset value.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The summary of inputs used as of April 30, 2014 is disclosed in the Portfolio of Investments.

Repurchase Agreements:

In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under tri-party repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If there is a default by the seller or custodian or designated subcustodians under tri-party repurchase agreements, and/or the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Fund to offset any exposure to a specific counterparty with any collateral

15

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2014 (UNAUDITED) (CONTINUED)

received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis.

The following table presents the repurchase agreements, which are subject to netting agreements, as well as the collateral received related to those repurchase agreements.

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Repurchase Agreements
Barclays Capital, Inc.	$85,000,000	$-	$85,000,000	$85,000,000	$-	$-
HSBC Securities (USA), Inc.	55,000,000	-	55,000,000	55,000,000	-	-
Merrill Lynch, Pierce, Fenner &
Smith, Inc.	56,599,000	-	56,599,000	56,599,000	-	-
Total	$196,599,000	$-	$196,599,000	$196,599,000	$-	$-

Security Transactions and Investment Income:

Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. The cost of investments represents amortized cost. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distribution to Shareholders:

Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

16

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2014 (UNAUDITED) (CONTINUED)

Federal Income Taxes:

The Fund’s policy is to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute taxable income sufficient to relieve the Fund from substantially all federal income and excise taxes. Therefore, no federal income tax provision is required.

Indemnification:

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts on behalf of the Fund that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.

3. Investment Adviser and Other Related Party Transactions

The Trust has entered into an investment advisory agreement with Williams Capital Management, LLC (“Adviser”), which serves as the investment adviser. Under the agreement, the Adviser provides investment management services to the Fund and is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of 0.12% of the value of its average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse expenses to cap the Fund level operating expenses of the Institutional Shares of the Fund at 0.20% of the Institutional Shares’ average daily net assets. For the six months ended April 30, 2014, the Adviser did not waive fees and/or reimburse expenses as a result of this contractual agreement. The Adviser has voluntarily agreed to limit the investment advisory fees of the Fund such that the 1-day yield (without unrealized gain or loss) does not fall below a specified daily yield. The waiver/reimbursement is voluntary and may be modified or terminated by the Adviser at any time without notice. For the six months ended April 30, 2014, the Adviser waived fees of $424,061 as a result of this voluntary agreement.

Each Trustee of the Trust who is not considered to be an “interested persons,” as that term is defined in the 1940 Act, is paid a fee of $12,000 per year plus

17

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2014 (UNAUDITED) (CONTINUED)

out-of-pocket expenses related to attendance at Board meetings. Each Trustee who is considered to be an “interested persons”, as that term is defined in the 1940 Act, receives no remuneration for his or her services as a Trustee.

The Northern Trust Company serves as the administrator, custodian, fund accounting agent and transfer agent for the Fund. As part of the custody and fund administration fee schedule entered into with the Fund, The Northern Trust Company has agreed to waive certain expenses related to the servicing of the Fund. For the six months ended April 30, 2014, The Northern Trust Company waived $2,961 of these expenses.

ALPS Distributors, Inc., a wholly owned subsidiary of DST Systems, Inc., serves as distributor (the “Distributor”) pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement, the Fund does not pay the Distributor a distribution fee for servicing the Institutional Shares. The Distributor is not obligated to sell any specific number of shares and will sell shares of the Fund on a continuous basis only against orders to purchase shares.

4. Principal Shareholder

As of April 30, 2014, there were two shareholders who owned greater than 10% of the Fund’s outstanding shares, representing 22.15% and 11.07% of the Fund.

5. Capital Contribution

On April 2, 2009, the Adviser made a capital contribution to the Fund in the amount of $1,269,231. This contribution was made to reimburse the Fund for previous realized losses experienced by the Fund. The Adviser did not receive any shares of the Fund or other consideration in exchange for making this cash contribution.

18

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
ANNUAL CONSIDERATION OF THE CONTINUATION OF THE
INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of the Trust, at a meeting held on December 17, 2013, formally considered the continuance of the investment advisory agreement (the “Advisory Agreement”) between Williams Capital Management Trust (the “Trust”) and Williams Capital Management, LLC (the “Adviser”) with respect to Williams Capital Government Money Market Fund (the “Fund”).

The Board of Trustees (the “Board” or “Trustees”) requested and received from the Adviser information it believed reasonably necessary to reach its conclusion. Among other things, the Adviser provided the Board with data from Crane Money Market Fund Data (“Crane Data”). This data provided performance, advisory fee and expense ratio comparisons with comparable funds. The Board carefully evaluated this information and was advised by legal counsel to the Trust with respect to its deliberations. The Board was provided with a memorandum prepared by legal counsel to the Trust detailing the legal standards for review of the Advisory Agreement. The Board received a written response by the Adviser to questions raised by legal counsel on behalf of the Trustees, and the Trustees who are not “interested persons”, as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), deliberated outside the presence of management and the Adviser.

In their deliberations, each Trustee attributed different weights to various factors involved in their analysis of whether the Advisory Agreement should be continued, and no factor alone was considered determinative. The Trustees, including a majority of the Independent Trustees, determined that the overall arrangements between the Trust and the Adviser, as provided in the Advisory Agreement, were reasonable and fair in relation to the services provided, and that the continuance of the Advisory Agreement was in the best interests of the Fund and the Fund’s shareholders.

The matters addressed below were considered and discussed by the Trustees in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser:

The Board reviewed the nature, extent and quality of services provided to the Fund by the Adviser. The Board took into account information furnished throughout the year at Board meetings as well as materials furnished specifically in connection with

19

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
ANNUAL CONSIDERATION OF THE CONTINUATION OF THE
INVESTMENT ADVISORY AGREEMENT (CONTINUED)

the annual review process. The Board considered the background and experience of the Adviser’s senior management and the expertise of the investment personnel responsible for the day-to-day management of the Fund.

Based on its review, the Board concluded that the Adviser and its personnel were sufficiently experienced and qualified to provide investment advisory services to the Fund, and that the nature and extent of services provided to the Fund by the Adviser were typical of those provided to money market funds and that the quality of the services was satisfactory.

Investment Performance:

The Board considered performance results of the Fund in absolute terms and relative to the Fund’s peer group. In conducting its review of performance, both long-term and short-term performance were considered. During the discussion of the Crane Data information, the Trustees noted that for the fiscal year ended October 31, 2013 the Fund’s performance ranking ranged in the first to fourth quartiles as compared to comparable funds in the Crane Data universe. They also noted that in the period ended October 31, 2013, the yield of institutional U.S. Government money market funds was extremely compressed and that the Fund’s yield was equivalent to, and at times higher than, the median in the Crane Data.

Based on its review and consideration, the Board concluded that the investment performance of the Fund was satisfactory.

Cost of Services and Profits Realized by the Adviser:

The Board considered comparable peer group information with respect to the advisory fees charged by the Adviser to the Fund. The Board noted that the Fund’s contractual investment advisory fee was higher than the average contractual fee for comparable funds according to the information provided from Crane Data. The Board also noted that the charged advisory fee for the Fund was slightly higher (by 1 basis point) than the average charged advisory fee for comparable funds, according to the information provided by Crane Data. The Board also noted that the Fund’s contractual advisory fee is lower than the contractual advisory fees of the two AAA-institutional U.S. Government money funds set forth in materials provided by the Adviser. Also, the actual operating expense ratio of the Fund was below the average actual operating expense ratio for comparable funds according to Crane Data. Additionally, the Independent Trustees noted that the investment advisory fee charged to the Fund compared favorably with the fees charged to the

20

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
ANNUAL CONSIDERATION OF THE CONTINUATION OF THE
INVESTMENT ADVISORY AGREEMENT (CONTINUED)

Adviser’s separately managed institutional accounts with a similar investment mandate. The Independent Trustees noted that they were aware of the significant shareholder services, legal and regulatory requirements and entrepreneurial risk associated with the Adviser’s management of the Fund that were not required in servicing separate accounts. The Board concluded that the cost to the Fund of services provided by the Adviser was reasonable.

In reviewing the Adviser’s profitability with respect to the Fund, the Independent Trustees noted that during fiscal 2013 there was a loss to the Adviser from the operation of the Fund. The Independent Trustees also noted that the Adviser previously capped the Fund’s operating expenses and that the Adviser had agreed to continue to cap the Fund’s operating expenses until March 1, 2015. They also noted that the Adviser had voluntarily waived a portion of its advisory fee during the Fund’s most recently completed fiscal year.

Economies of Scale:

The Board also considered whether the fee level reflected economies of scale and whether economies of scale would be produced by the growth of the Fund’s assets. The Board took into account the Fund’s asset levels, the expense limitation in effect, and the extent to which economies of scale would be realized as the asset level grows. The Independent Trustees determined that the Fund appropriately participated in economies of scale and that no changes in the fee rate were currently necessary.

21

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22

INVESTMENT ADVISER
Williams Capital Management, LLC
570 Seventh Avenue, Suite 504
New York, NY 10018

FUND ADMINISTRATOR,
FUND ACCOUNTING AGENT,
CUSTODIAN AND TRANSFER AGENT
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

TRUST LEGAL COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, NY 10019

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Ernst & Young LLP
5 Times Square
New York, NY 10036

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to this filing.
(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto as Exhibit EX-99.CERT.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto as Exhibit EX-99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Williams Capital Management Trust

By:	/s/ Christopher J. Williams
Christopher J. Williams
President (Principal Executive Officer) and
Treasurer (Principal Financial Officer)

Date: July 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Williams
Christopher J. Williams
President (Principal Executive Officer)

Date: July 2, 2014

By:	/s/ Christopher J. Williams
Christopher J. Williams
Treasurer (Principal Financial Officer)

Date: July 2, 2014